Financial Instruments - Reconciliation of changes in liabilities arising from financing activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Beginning balance	€ 37,236	€ 33,228
Principal elements of lease payment	(3,425)	(2,720)
Interest paid	(604)	(443)
Additions to warrants		34,550
Change in the cash flow from financing activities	163,062	(3,163)
Additions to lease liabilities due to new lease contracts	3,625	1,873
Initial recognition of May 2023 Warrants	(78,277)
Fair value changes	123,553	(30,196)
Effects of foreign exchange conversion	(3,476)	508
Exercised May 2023 Warrants	(25,293)
Interest expenses	602	436
Ending balance	216,180	37,236
Over-allotment option
Financial Instruments
Additions to warrants	3,312
Change in the cash flow from financing activities	3,312
Fair value changes	(3,346)
Effects of foreign exchange conversion	34
May 2023 Warrant
Financial Instruments
Fair Value Of Derivative Instrument Settlement Of Initial Fund Amount	91,811
Fair Value Of Derivative Instrument Settlement Of Additional Fund Amount	67,416
2023 PIPE Warrants
Financial Instruments
Additions to warrants	4,552
Lease liabilities
Financial Instruments
Beginning balance	10,969	11,823
Principal elements of lease payment	(3,425)	(2,720)
Interest paid	(604)	(443)
Change in the cash flow from financing activities	(4,029)	(3,163)
Additions to lease liabilities due to new lease contracts	3,625	1,873
Interest expenses	602	436
Ending balance	11,167	10,969
Warrants
Financial Instruments
Beginning balance	26,267	21,405
Additions to warrants		34,550
Change in the cash flow from financing activities	163,779
Initial recognition of May 2023 Warrants	(82,829)
Fair value changes	126,899	(30,196)
Effects of foreign exchange conversion	(3,510)	508
Exercised May 2023 Warrants	(25,593)
Ending balance	205,013	€ 26,267
Warrants | May 2023 Warrant
Financial Instruments
Fair Value Of Derivative Instrument Settlement Of Initial Fund Amount	91,811
Fair Value Of Derivative Instrument Settlement Of Additional Fund Amount	67,416
Warrants | 2023 PIPE Warrants
Financial Instruments
Additions to warrants	€ 4,552